Offerings - Offering: 1	Apr. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	443,491
Proposed Maximum Offering Price per Unit	35.00
Maximum Aggregate Offering Price	$ 15,522,185.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,143.61
Offering Note	(1) Represents 443,491 shares of Common Stock, $0.001 par value per share, of Tamboran Resources Corporation that were offered for sale pursuant to the exercise in full of the underwriters' over-allotment option in an underwritten public offering previously disclosed by the registrant. (2) The proposed maximum aggregate offering price has been calculated based on 443,491 shares multiplied by $35.00, the public offering price. (3) The registrant is a well-known seasoned issuer and elected to defer payment of the registration fee pursuant to Rule 456(b) of the Securities Act. The filing fee applicable to the securities listed above is being paid in connection with the filing of this supplement to the prospectus supplement. (4) Calculated in accordance with Rule 457(r) and 456(b) of the Securities Act of 1933, as amended. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the U.S. Securities and Exchange Commission on April 7, 2026 (File No. 333-294908).